Consolidated Statements of Cash Flow (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning	$ 795,957
Cash flow	(385,286)
Changes not related to cash flows
Adquisition
Foreign currency exchange
Inflation effect	22,127
Fair value changes
Balance as of ending	432,798
Paid Dividend [Member]
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning
Cash flow	(355,414)
Changes not related to cash flows
Adquisition
Foreign currency exchange
Inflation effect
Fair value changes
Balance as of ending	(355,141)
Other Liabilities [Member]
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning
Cash flow	(30,145)
Changes not related to cash flows
Adquisition
Foreign currency exchange
Inflation effect
Fair value changes
Balance as of ending	(30,145)
Subordinated Bonds [Member]
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning	795,957
Cash flow
Changes not related to cash flows
Adquisition
Foreign currency exchange
Inflation effect	22,127
Fair value changes
Balance as of ending	$ 818,084